Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended			0 Months Ended
	Dec. 02, 2012 item	Oct. 03, 2012 North Carolina state court item	Oct. 03, 2012 Delaware Court of Chancery item	Nov. 19, 2012 Delaware Court of Chancery item	Jul. 19, 2012 Plourde v.Rogers item	Dec. 02, 2012 Soil and groundwater remediation South Brunswick, New Jersey	Dec. 02, 2012 Soil and groundwater remediation Oakville, Connecticut	Dec. 02, 2012 Failure to provide certain income tax filings	Nov. 28, 2010 Failure to provide certain income tax filings
Contingencies
Cost for replacing defective foundation units	$ 1.6
Contingencies
Number of current members of the Board that are directly affiliated with KKR					3
Number of purported class action lawsuits filed	6	1	5
Number of actions consolidated into one				5
Reserve present value						1.6
Reserve value prior to discounting						2.0
Discount rate (as a percent)						4.75%
Liability associated with the additional work and ongoing monitoring							0.1
Maximum exposure									8.0
Reserve recorded related to the expected requirement to pay certain sales tax, fees and penalties								$ 1.0